S000095311 [Member] Investment Objectives and Goals - S000095311 [Member]	Sep. 12, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
Columbia Research Enhanced International Equity ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Research Enhanced International Equity Index (the Index).